PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment, Net

	December 31,
	2012	2011
Cost
Buildings	$2,439,083	$2,439,117
Furniture, fixtures and equipment	430,941	403,577
Leasehold improvements	232,526	179,089
Plant and gaming machinery	153,660	147,084
Aircraft	54,632	—
Motor vehicles	7,629	4,273

Sub-total	$3,318,471	$3,173,140
Less: accumulated depreciation	(973,189)	(730,313)

Sub-total	$2,345,282	$2,442,827
Construction in progress	338,812	212,602

Property and equipment, net	$2,684,094	$2,655,429